Performance Materials Divestiture - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net proceeds received from the sale of the Performance Chemicals business		$ 624,256
Dividends paid on common stock (in dollars per share)	$ 1.80	$ 1.80
Discontinued Operations, Disposed of by Sale [Member]
Purchase price		$ 650,000
Net proceeds received from the sale of the Performance Chemicals business		$ 624,256
Dividends paid on common stock (in dollars per share)		$ 1.80
Disposal Group Including Discontinued Operation Transaction Costs For Disposal		$ (13,161)
Loss on sale of Performance Materials		70,878	$ 0	$ 0
Provision (benefit) for income taxes		$ 58,008	$ 1,022	$ (4,646)